Fair value measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Summary of Financial Assets
The following tables provide a breakdown for financial assets by category at June 30, 2022:

	At June 30, 2022
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	11,135	—	11,135	13	—	11,135	—
Cash and cash equivalents	—	—	346,883	346,883		—	346,883	—
Trade receivables	—	—	168,637	168,637		—	168,637	—
Other non-current financial assets	2,829	—	32,464	35,293		—	32,464	2,829
Other current financial assets (*)	290,009	27,069	7,417	324,495	14	54,345	64,993	205,157
Financial assets	292,838	38,204	555,401	886,443		54,345	624,112	207,986
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(*)The following table provides an additional breakdown for other current financial assets at June 30, 2022:

	At June 30, 2022
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	113,672	—	—	113,672	—	—	113,672
Fixed income	63,875	9,405	—	73,280	31,660	24,608	17,012
Hedge funds	45,556	—	—	45,556	—	9,716	35,840
Equity	22,322	—	—	22,322	2,105	20,217	—
Money market funds and floating income	2,754	17,664	—	20,418	17,664	2,754	—
Private equity	18,733	—	—	18,733	—	—	18,733
Real estate funds	12,132	—	—	12,132	—	—	12,132
Private debt	8,049	—	—	8,049	—	281	7,768
Commodities	2,916	—	—	2,916	2,916	—	—
Guarantee deposits	—	—	5,217	5,217	—	5,217	—
Financial receivables	—	—	2,200	2,200	—	2,200	—
Total other current financial assets	290,009	27,069	7,417	324,495	54,345	64,993	205,157
The following table presents the changes in level 3 items for the six months ended June 30, 2022:

(€ thousands)	Fair value Level 3
At December 31, 2021	199,033
Investments	10,363
Disposals	(8,017)
Fair value adjustments	1,850
Realized gains	238
Exchange rate gains	1,690
At June 30, 2022	205,157
The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).
The following tables provide a breakdown for financial assets by category at December 31, 2021:

	At December 31, 2021
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	1,786	—	1,786	13	—	1,786	—
Cash and cash equivalents	—	—	459,791	459,791		—	459,791	—
Trade receivables	—	—	160,360	160,360		—	160,360	—
Other non-current financial assets	2,257	—	33,115	35,372		—	33,115	2,257
Other current financial assets (*)	308,532	25,712	6,136	340,380	14	53,164	88,183	199,033
Financial assets	310,789	27,498	659,402	997,689		53,164	743,235	201,290
__________________
(*)The following table provides an additional breakdown for other current financial assets at December 31, 2021:

	At December 31, 2021
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	113,919	—	—	113,919	—	—	113,919
Fixed income	68,947	5,025	—	73,972	29,764	26,700	17,508
Hedge funds	41,483	—	—	41,483	—	11,243	30,240
Real estate funds	32,898	—	—	32,898	—	19,100	13,798
Equity	25,408	—	—	25,408	2,713	22,695	—
Money market funds and floating income	2,007	20,687	—	22,694	20,687	2,007	—
Private equity	15,925	—	—	15,925	—	—	15,925
Private debt	7,945	—	—	7,945	—	302	7,643
Guarantee deposits and others	—	—	6,136	6,136	—	6,136	—
Total other current financial assets	308,532	25,712	6,136	340,380	53,164	88,183	199,033

The following tables provide a breakdown for financial assets by category:

(Euro thousands)	At December 31, 2021
	Financial assets					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	1,786	—	1,786	26	—	1,786	—
Cash and cash equivalents	—	—	459,791	459,791	29	—	459,791	—
Trade receivables	—	—	160,360	160,360	25	—	160,360	—
Other non-current financial assets	2,257	—	33,115	35,372	23	—	33,115	2,257
Other current financial assets(*)	308,532	25,712	6,136	340,380	27	53,164	88,183	199,033
Financial assets	310,789	27,498	659,402	997,689		53,164	743,235	201,290
__________________
(*)The following table provides an additional breakdown for other current financial assets at December 31, 2021:

(Euro thousands)	At December 31, 2021
	Financial assets				Fair value Level
	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	113,919	—	—	113,919	—	—	113,919
Fixed income	68,947	5,025	—	73,972	29,764	26,700	17,508
Hedge funds	41,483	—	—	41,483	—	11,243	30,240
Real estate funds	32,898	—	—	32,898	—	19,100	13,798
Equity	25,408	—	—	25,408	2,713	22,695	—
Money market funds and floating income	2,007	20,687	—	22,694	20,687	2,007	—
Private equity	15,925	—	—	15,925	—	—	15,925
Private debt	7,945	—	—	7,945	—	302	7,643
Guarantee deposits and others	—	—	6,136	6,136	—	6,136	—
Total other current financial assets	308,532	25,712	6,136	340,380	53,164	88,183	199,033
The following table presents the changes in level 3 items for the period ended December 31, 2021:

(Euro thousands)	Fair value Level 3
At December 31, 2020	177,154
Investments	19,516
Disposals	(5,169)
Fair value adjustments	6,060
Realized gains	69
Exchange rate gains	1,403
At December 31, 2021	199,033
The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).

(Euro thousands)	At December 31, 2020
	Financial assets					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	11,848	—	11,848	26	—	11,848	—
Cash and cash equivalents	—	—	317,291	317,291	29	—	317,291	—
Trade receivables	—	—	138,829	138,829	25	—	138,829	—
Other non-current financial assets	20,686	—	28,577	49,263	23	—	—	20,686
Other current financial assets(*)	322,326	27,837	—	350,163	27	32,217	140,792	177,154
Financial assets	343,012	39,685	484,697	867,394		32,217	608,760	197,840
________________
(*) The following table provides an additional breakdown for other current financial assets at December 31, 2020:

(Euro thousands)	At December 31, 2020
	Financial assets				Fair value Level
	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	107,188	—	—	107,188	—	—	107,188
Fixed income	88,011	5,174	—	93,185	7,201	68,570	17,414
Money market funds and floating income	19,223	22,663	—	41,886	22,662	19,224	—
Hedge funds	36,511	—	—	36,511	—	8,549	27,962
Real estate funds	29,073	—	—	29,073	—	17,607	11,466
Equity	24,843	—	—	24,843	2,354	22,489	—
Private equity	10,583	—	—	10,583	—	—	10,583
Private debt	6,894	—	—	6,894	—	4,353	2,541
Total other current financial assets	322,326	27,837	—	350,163	32,217	140,792	177,154

Summary of Financial Liabilities
The following tables provide a breakdown for financial liabilities by category at June 30, 2022:

	At June 30, 2022
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	21,483	—	21,483	13	—	21,483	—
Non-current borrowings	—	—	306,178	306,178	16	—	306,178	—
Current borrowings	—	—	246,470	246,470	16	—	246,470	—
Other non-current financial liabilities	187,326	—	35	187,361	17	—	187,326	35
Other current financial liabilities	28,639	—	—	28,639	17	19,892	8,747	—
Trade payables and customer advances	—	—	228,626	228,626		—	228,626	—
Lease liabilities – Current/Non-current	—	—	445,487	445,487	18	—	—	445,487
Financial liabilities	215,965	21,483	1,226,796	1,464,244		19,892	998,830	445,522
The following tables provide a breakdown for financial liabilities by category at December 31, 2021:

	At December 31, 2021
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	14,138	—	14,138	13	—	14,138	—
Non-current borrowings	—	—	471,646	471,646	16	—	471,646	—
Current borrowings	—	—	157,292	157,292	16	—	157,292	—
Other non-current financial liabilities	159,411	—	7,976	167,387	17	—	159,411	7,976
Other current financial liabilities	33,984	—	—	33,984	17	23,810	10,174	—
Trade payables and customer advances	—	—	223,037	223,037		—	223,037	—
Lease liabilities – Current / Non-current	—	—	438,052	438,052	18	—	—	438,052
Financial liabilities	193,395	14,138	1,298,003	1,505,536		23,810	1,035,698	446,028

The following tables provide a breakdown for financial liabilities by category:

(Euro thousands)	At December 31, 2021
	Financial liabilities					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	14,138	—	14,138	26	—	14,138	—
Non-current borrowings	—	—	471,646	471,646	33	—	471,646	—
Current borrowings	—	—	157,292	157,292	33	—	157,292	—
Other non-current financial liabilities	159,411	—	7,976	167,387	34	—	159,411	7,976
Other current financial liabilities	33,984	—	—	33,984	35	23,810	10,174	—
Trade payables and customer advances	—	—	223,037	223,037	38	—	223,037	—
Lease liabilities – Current / Non-current	—	—	438,052	438,052	35	—	—	438,052
Financial liabilities	193,395	14,138	1,298,003	1,505,536		23,810	1,035,698	446,028

(Euro thousands)	At December 31, 2020
	Financial liabilities					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	13,192	—	13,192	26	—	13,192	—
Non-current borrowings	—	—	558,722	558,722	33	—	558,722	—
Current borrowings	—	—	106,029	106,029	33	—	106,029	—
Other non-current financial liabilities	212,903	—	8,065	220,968	34	—	—	220,968
Trade payables and customer advances	—	—	188,342	188,342	38	—	188,342	—
Lease liabilities – Current / Non-current	—	—	407,687	407,687	35	—	—	407,687
Financial liabilities	212,903	13,192	1,268,845	1,494,940		—	866,285	628,655